DECOMMISSIONING AND RESTORATION PROVISION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
DECOMMISSIONING AND RESTORATION PROVISION

13. DECOMMISSIONING AND RESTORATION PROVISION

The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the development and ongoing production of a mining operation. Movements in decommissioning liabilities during the years ended December 31, 2025 and 2024 are allocated as follows:

	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
	$	$	$	$	$	$
Balance, December 31, 2023	3,105	5,296	6,092	2,773	6,241	23,507
Change in estimate (Note 8)	479	522	1,105	92	(446)	1,752
Reclamation work performed	(192)	(8)	(83)	(81)	(74)	(438)
Accretion (Note 17)	274	446	429	222	524	1,895
Foreign exchange gain	-	-	-	-	(1,040)	(1,040)
Balance, December 31, 2024	3,666	6,256	7,543	3,006	5,205	25,676
Less: current portion	(73)	(20)	(476)	(70)	-	(639)
Non-current portion	3,593	6,236	7,067	2,936	5,205	25,037

Balance, December 31, 2024	3,666	6,256	7,543	3,006	5,205	25,676
Change in estimate (Note 8)	813	1,113	570	399	111	3,006
Reclamation work performed	(20)	(7)	(72)	(30)	-	(129)
Accretion (Note 17)	250	423	698	286	490	2,147
Foreign exchange gain	443	655	2,445	1,104	669	5,316
Balance, December 31, 2025	5,152	8,440	11,184	4,765	6,475	36,016
Less: current portion	(84)	(15)	(650)	(73)	-	(822)
Non-current portion	5,068	8,425	10,534	4,692	6,475	35,194

A provision for decommissioning liabilities is estimated based on current regulatory requirements and is recognized at the present value of such costs. The expected timing of cash flows in respect of the provision is based on the estimated life of the Company’s mining operations.

	Decommissioning and restoration provisions - December 31, 2025
	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan
Undiscounted uninflated estimated cash flow	$4,248	$6,925	$7,829	$3,250	$9,791
Discount rate	10.2%	10.2%	9.9%	9.6%	8.7%
Inflation rate	20.2%	20.2%	20.2%	20.2%	3.6%

	Decommissioning and restoration provisions - December 31, 2024
	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan
Undiscounted uninflated estimated cash flow	$3,587	$6,119	$7,333	$2,917	$8,032
Discount rate	9.3%	9.3%	9.6%	9.6%	10.1%
Inflation rate	10.0%	10.0%	10.0%	10.0%	3.7%

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)